Taxation (Details 3) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset)
Opening Balance	SFr (196,582)	SFr (327,637)
Recognized in Profit or Loss	17,773	131,055
Recognized in Equity
Closing Balance	(178,809)	(196,582)
Intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset)
Opening Balance	(327,637)	(327,637)
Recognized in Profit or Loss	(21,415)
Recognized in Equity
Closing Balance	(349,052)	(327,637)
Hercules Loan Facility [Member]
Reconciliation of changes in deferred tax liability (asset)
Opening Balance	(76,390)
Recognized in Profit or Loss	28,913	(76,390)
Recognized in Equity
Closing Balance	(47,477)	(76,390)
Net operating loss (NOL) [Member]
Reconciliation of changes in deferred tax liability (asset)
Opening Balance	(207,445)
Recognized in Profit or Loss	10,275	207,445
Recognized in Equity
Closing Balance	SFr 217,720	SFr (207,445)